Financial Risk Management - Summary of Maximum Exposure to Credit Risk (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		₩ 872,280,850	₩ 812,680,771
Financial assets
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		663,389,715	625,370,475
Due from financial institutions measured at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk	[1]	29,500,768	28,362,387
Due from financial institutions measured at fair value through profit or loss
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		69,469	200,742
Securities measured at fair value through profit or loss
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		61,787,727	63,002,692
Loans measured at fair value through profit or loss
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		493,562	269,296
Financial instruments indexed to the price of gold
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		90,006	113,622
Derivatives
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		9,446,134	3,721,370
Loans measured at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk	[1]	436,530,502	417,900,273
Securities measured at fair value through other comprehensive income
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		55,610,319	56,259,511
Securities measured at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk	[1]	58,288,734	44,471,628
Loans measured at fair value through other comprehensive income
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		363,144	313,604
Other financial assets
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk	[1]	11,209,350	10,755,350
Off-balance sheet items
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		208,891,135	187,310,296
Acceptances And Guarantees Contracts
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		12,425,753	10,199,689
Financial guarantee contracts
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		8,297,042	6,892,464
Commitments
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		₩ 188,168,340	₩ 170,218,143

[1]	After netting of allowance